Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Income tax provision	$ 0	$ 0
Statutory income tax rate	21.00%	21.00%
Unrecognized tax benefits that would have tax impact	$ 0
Unrecognized tax benefits, interest and penalties accrued	0
Unrecognized tax benefits position will significantly change over the next twelve months	0
Net valuation allowance, increased (decreased)	4,900,000
Unrecognized tax benefits	1,800,000	$ 1,812,000	$ 1,769,000
Domestic tax authority [Member]
Income Taxes [Line Items]
Net operating loss carry-forwards	463,400,000
Research and development tax credit carry-forwards	$ 9,800,000
Net operating loss carry-forwards expiration	2020
State and local jurisdiction [Member]
Income Taxes [Line Items]
Net operating loss carry-forwards	$ 310,700,000
Research and development tax credit carry-forwards	$ 8,700,000
Net operating loss carry-forwards expiration	2028